Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Monetary assets and liabilities denominated in foreign currency [line items]
Derivative financial instruments (cost) income, net	$ (9,967,268)	$ 1,847,560
Financial Liabilities At Fair Value Through Other Comprehensive Income Category | Derivative financial instruments | Cash flow hedges
Monetary assets and liabilities denominated in foreign currency [line items]
Financial liabilities	$ (74,421,468)		$ (63,571,865)